CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 07, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Receivables under collaboration agreements (includes $0 and $1,000 as related party as of March 31, 2026, and December 31, 2025, respectively)	$ 3,360	$ 1,152			$ 589
Prepaid expenses and other current assets (includes $1,110 and $0 as related party as of December 31, 2025, and 2024, respectively)	1,718	1,425			797
Accounts payable (includes $190 and $0 as related party, as of December 31, 2025, and 2024, respectively)	656	741			472
Warrant liabilities for Series B-1 and Series D redeemable convertible preferred stock (includes $2,803 and $2,770 to related parties as of March 31, 2026, and December 31, 2025, respectively)	$ 3,484	$ 3,378			$ 1,148
Temporary shares, shares outstanding (in shares)	18,349,937	18,349,937		18,349,937	18,349,937	18,349,937
Redeemable preferred stock, Liquidation preference		$ 288,831
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.00001		$ 0.0001
Common stock, Shares authorized	32,000,000	32,000,000			32,000,000
Common stock, Shares issued	5,068,690	5,039,438			5,016,051
Ordinary shares, outstanding (in shares)	5,068,690	5,039,438			5,016,051
Treasury stock, Shares	108,466	108,466			108,466
Series A-1 redeemable convertible preferred stock
Redeemable preferred stock, Par value	$ 0.0001	$ 0.0001			$ 0.0001
Redeemable preferred stock, Shares authorized	1,234,568	1,234,568			1,234,568
Redeemable preferred stock, Shares issued	1,234,568	1,234,568			1,234,568
Temporary shares, shares outstanding (in shares)	1,234,568	1,234,568			1,234,568
Redeemable preferred stock, Liquidation preference	$ 3,000	$ 3,000
Series A-2 redeemable convertible preferred stock
Redeemable preferred stock, Par value	$ 0.0001	$ 0.0001			$ 0.0001
Redeemable preferred stock, Shares authorized	2,362,204	2,362,204			2,362,204
Redeemable preferred stock, Shares issued	2,362,204	2,362,204			2,362,204
Temporary shares, shares outstanding (in shares)	2,362,204	2,362,204			2,362,204
Redeemable preferred stock, Liquidation preference	$ 6,000	$ 6,000
Series B-1 redeemable convertible preferred stock
Redeemable preferred stock, Par value	$ 0.0001	$ 0.0001			$ 0.0001
Redeemable preferred stock, Shares authorized	2,738,469	2,738,469			2,738,469
Redeemable preferred stock, Shares issued	2,718,539	2,718,539			2,718,539
Temporary shares, shares outstanding (in shares)	2,718,539	2,718,539			2,718,539
Redeemable preferred stock, Liquidation preference	$ 22,166	$ 22,166
Series C-1 redeemable convertible preferred stock
Redeemable preferred stock, Par value	$ 0.0001	$ 0.0001			$ 0.0001
Redeemable preferred stock, Shares authorized	3,570,724	3,570,724			3,570,724
Redeemable preferred stock, Shares issued	3,570,724	3,570,724			3,570,724
Temporary shares, shares outstanding (in shares)	3,570,724	3,570,724			3,570,724
Redeemable preferred stock, Liquidation preference	$ 28,423	$ 28,423
Series C-2 redeemable convertible preferred stock
Redeemable preferred stock, Par value	$ 0.0001	$ 0.0001			$ 0.0001
Redeemable preferred stock, Shares authorized	2,513,698	2,513,698			2,513,698
Redeemable preferred stock, Shares issued	2,513,698	2,513,698			2,513,698
Temporary shares, shares outstanding (in shares)	2,513,698	2,513,698			2,513,698
Redeemable preferred stock, Liquidation preference	$ 26,857	$ 26,857
Series D redeemable convertible preferred stock
Redeemable preferred stock, Par value	$ 0.0001	$ 0.0001			$ 0.0001
Redeemable preferred stock, Shares authorized	7,625,734	7,625,734			7,625,734
Redeemable preferred stock, Shares issued	5,950,204	5,950,204			5,950,204
Temporary shares, shares outstanding (in shares)	5,950,204	5,950,204			5,950,204
Redeemable preferred stock, Liquidation preference	$ 202,385	$ 202,385
Related party
Receivables under collaboration agreements (includes $0 and $1,000 as related party as of March 31, 2026, and December 31, 2025, respectively)	0	1,000			$ 581
Prepaid expenses and other current assets (includes $1,110 and $0 as related party as of December 31, 2025, and 2024, respectively)	910	1,110			0
Accounts payable (includes $190 and $0 as related party, as of December 31, 2025, and 2024, respectively)	30	190			0
Warrant liabilities for Series B-1 and Series D redeemable convertible preferred stock (includes $2,803 and $2,770 to related parties as of March 31, 2026, and December 31, 2025, respectively)	$ 2,803	$ 2,770			$ 1,471